Investments in Subsidiaries and Associates - Schedule of Investments in Subsidiaries, Groups and Associates (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Higi SH Holdings Inc. [member]
Disclosure of significant investment in subsidiaries, groups and associates [line items]
Investment in Associates	Higi SH Holdings Inc.	Higi SH Holdings Inc.
Country of incorporation of associate	Delaware, USA	Delaware, USA
Principal activity of associate	Digital Healthcare services	Digital Healthcare services
Ownership interest in associate	25.00%	19.00%
Babylon Healthcare Inc [member]
Disclosure of significant investment in subsidiaries, groups and associates [line items]
Name of joint venture	Babylon Healthcare Inc	Babylon Healthcare Inc
Country of incorporation of joint venture	Delaware, USA	Delaware, USA
Principal activity of joint venture	Digital Healthcare services	Digital Healthcare services
Ownership interest in joint venture	100.00%	100.00%
Babylon Healthcare NJ, PC [member]
Disclosure of significant investment in subsidiaries, groups and associates [line items]
Name of joint venture	Babylon Healthcare NJ, PC	Babylon Healthcare NJ, PC
Country of incorporation of joint venture	New Jersey, USA	New Jersey, USA
Principal activity of joint venture	Healthcare services	Healthcare services
Ownership interest in joint venture	100.00%	100.00%
Babylon Medical Group (formerly Marcus Zachary DO), PC [member]
Disclosure of significant investment in subsidiaries, groups and associates [line items]
Name of joint venture	Babylon Medical Group (formerly Marcus Zachary DO), PC
Country of incorporation of joint venture	California, USA
Principal activity of joint venture	Healthcare services
Ownership interest in joint venture	100.00%
California Telemedicine Associates, PC [member]
Disclosure of significant investment in subsidiaries, groups and associates [line items]
Name of joint venture	California Telemedicine Associates, PC	California Telemedicine Associates, PC
Country of incorporation of joint venture	California, USA	California, USA
Principal activity of joint venture	Healthcare services	Healthcare services
Ownership interest in joint venture	100.00%	100.00%
Telemedicine Associates, PC [member]
Disclosure of significant investment in subsidiaries, groups and associates [line items]
Name of joint venture	Telemedicine Associates, PC	Telemedicine Associates, PC
Country of incorporation of joint venture	Maine, USA	Maine, USA
Principal activity of joint venture	Healthcare services	Healthcare services
Ownership interest in joint venture	100.00%	100.00%
Babylon Healthcare, PC [member]
Disclosure of significant investment in subsidiaries, groups and associates [line items]
Name of joint venture	Babylon Healthcare, PC	Babylon Healthcare, PC
Country of incorporation of joint venture	Illinois, USA	Illinois, USA
Principal activity of joint venture	Healthcare services	Healthcare services
Ownership interest in joint venture	100.00%	100.00%
Babylon Healthcare NC, PC [member]
Disclosure of significant investment in subsidiaries, groups and associates [line items]
Name of joint venture	Babylon Healthcare NC, PC	Babylon Healthcare NC, PC
Country of incorporation of joint venture	North Carolina, USA	North Carolina, USA
Principal activity of joint venture	Healthcare services	Healthcare services
Ownership interest in joint venture	100.00%	100.00%
Babylon Healthcare, PA [member]
Disclosure of significant investment in subsidiaries, groups and associates [line items]
Name of joint venture	Babylon Healthcare, PA
Country of incorporation of joint venture	Pennsylvania, USA
Principal activity of joint venture	Healthcare services
Ownership interest in joint venture	100.00%
Meritage Medical Network [member]
Disclosure of significant investment in subsidiaries, groups and associates [line items]
Name of joint venture	Meritage Medical Network
Country of incorporation of joint venture	California, USA
Principal activity of joint venture	Healthcare services
Ownership interest in joint venture	100.00%
Meritage health ventures, LLC [member]
Disclosure of significant investment in subsidiaries, groups and associates [line items]
Name of joint venture	Meritage Health Ventures, LLC
Country of incorporation of joint venture	California, USA
Principal activity of joint venture	Healthcare services
Ownership interest in joint venture	100.00%
Meritage health plan [member]
Disclosure of significant investment in subsidiaries, groups and associates [line items]
Name of joint venture	Meritage Health Plan
Country of incorporation of joint venture	California, USA
Principal activity of joint venture	Healthcare services
Ownership interest in joint venture	100.00%
Meritage Health Ventures, LLC [member]
Disclosure of significant investment in subsidiaries, groups and associates [line items]
Name of joint venture	Meritage Management, LLC
Country of incorporation of joint venture	California, USA
Principal activity of joint venture	Healthcare services
Ownership interest in joint venture	100.00%
Meritage ACO, LLC [member]
Disclosure of significant investment in subsidiaries, groups and associates [line items]
Name of joint venture	Meritage ACO, LLC
Country of incorporation of joint venture	California, USA
Principal activity of joint venture	Healthcare services
Ownership interest in joint venture	100.00%
First Choice 360 Care Solutions [member]
Disclosure of significant investment in subsidiaries, groups and associates [line items]
Name of joint venture	First Choice 360 Care Solutions
Country of incorporation of joint venture	California, USA
Principal activity of joint venture	Healthcare services
Ownership interest in joint venture	100.00%
Babylon Healthcare, PLLC [member]
Disclosure of significant investment in subsidiaries, groups and associates [line items]
Name of joint venture	Babylon Healthcare, PLLC	Babylon Healthcare, PLLC
Country of incorporation of joint venture	Maine, USA	Maine, USA
Principal activity of joint venture	Healthcare services	Healthcare services
Ownership interest in joint venture	100.00%	100.00%
Marcus Zachary DO, OC [member]
Disclosure of significant investment in subsidiaries, groups and associates [line items]
Name of joint venture		Marcus Zachary DO, OC
Country of incorporation of joint venture		California, USA
Principal activity of joint venture		Healthcare services
Ownership interest in joint venture		100.00%
Babylon Partners Limited [member]
Disclosure of significant investment in subsidiaries, groups and associates [line items]
Name of subsidiary	Babylon Partners Limited	Babylon Partners Limited
Country of incorporation of subsidiary	London, UK	London, UK
Principal activity of subsidiary	Application development	Application development
Ownership interest in subsidiary	100.00%	100.00%	100.00%
Babylon Healthcare Services Limited [member]
Disclosure of significant investment in subsidiaries, groups and associates [line items]
Name of subsidiary	Babylon Healthcare Services Limited	Babylon Healthcare Services Limited
Country of incorporation of subsidiary	London, UK	London, UK
Principal activity of subsidiary	Digital Healthcare services	Digital Healthcare services
Ownership interest in subsidiary	100.00%	100.00%	100.00%
Babylon Rwanda Limited [member]
Disclosure of significant investment in subsidiaries, groups and associates [line items]
Name of subsidiary	Babylon Rwanda Limited	Babylon Rwanda Limited
Country of incorporation of subsidiary	Kigali, Rwanda	Kigali, Rwanda
Principal activity of subsidiary	Digital Healthcare services	Digital Healthcare services
Ownership interest in subsidiary	100.00%	100.00%	100.00%
Babylon Inc. [member]
Disclosure of significant investment in subsidiaries, groups and associates [line items]
Name of subsidiary	Babylon Inc.	Babylon Inc.
Country of incorporation of subsidiary	Delaware, USA	Delaware, USA
Principal activity of subsidiary	Digital Healthcare services	Digital Healthcare services
Ownership interest in subsidiary	100.00%	100.00%	100.00%
Babylon Malaysia SDN BDN [member]
Disclosure of significant investment in subsidiaries, groups and associates [line items]
Name of subsidiary	Babylon Malaysia SDN BDN	Babylon Malaysia SDN BDN
Country of incorporation of subsidiary	Kuala Lumpur, Malaysia	Kuala Lumpur, Malaysia
Principal activity of subsidiary	Digital Healthcare services	Digital Healthcare services
Ownership interest in subsidiary	100.00%	100.00%	100.00%
Babylon International Limited [member]
Disclosure of significant investment in subsidiaries, groups and associates [line items]
Name of subsidiary	Babylon International Limited	Babylon International Limited
Country of incorporation of subsidiary	London, UK	London, UK
Principal activity of subsidiary	Digital Healthcare services	Digital Healthcare services
Ownership interest in subsidiary	100.00%	100.00%	100.00%
Babylon Health Ireland Limited [member]
Disclosure of significant investment in subsidiaries, groups and associates [line items]
Name of subsidiary	Babylon Health Ireland Limited	Babylon Health Ireland Limited
Country of incorporation of subsidiary	Cork, Ireland	Cork, Ireland
Principal activity of subsidiary	Digital Healthcare services	Digital Healthcare services
Ownership interest in subsidiary	100.00%	100.00%	100.00%
Babylon Singapore PTE Limited [member]
Disclosure of significant investment in subsidiaries, groups and associates [line items]
Name of subsidiary	Babylon Singapore PTE Limited	Babylon Singapore PTE Limited
Country of incorporation of subsidiary	Singapore	Singapore
Principal activity of subsidiary	Digital Healthcare services	Digital Healthcare services
Ownership interest in subsidiary	100.00%	100.00%	100.00%
Health Innovators Inc. [member]
Disclosure of significant investment in subsidiaries, groups and associates [line items]
Name of subsidiary	Health Innovators Inc	Health Innovators Inc
Country of incorporation of subsidiary	Delaware, USA	Delaware, USA
Principal activity of subsidiary	Digital Healthcare services	Digital Healthcare services
Ownership interest in subsidiary	78.00%	70.10%	58.00%
Babylon Acquisition Corp [member]
Disclosure of significant investment in subsidiaries, groups and associates [line items]
Name of subsidiary	Babylon Acquisition Corp	Babylon Acquisition Corp
Country of incorporation of subsidiary	Delaware, USA	Delaware, USA
Principal activity of subsidiary	Digital Healthcare services	Digital Healthcare services
Ownership interest in subsidiary	100.00%	100.00%
Babylon Technology LTDA [member]
Disclosure of significant investment in subsidiaries, groups and associates [line items]
Name of subsidiary	Babylon Technology LTDA	Babylon Technology LTDA
Country of incorporation of subsidiary	Brazil	Brazil
Principal activity of subsidiary	Digital Healthcare services	Digital Healthcare services
Ownership interest in subsidiary	100.00%	100.00%
Babylon Health Canada Limited [member]
Disclosure of significant investment in subsidiaries, groups and associates [line items]
Name of subsidiary		Babylon Health Canada Limited
Country of incorporation of subsidiary		British Columbia, Canada
Principal activity of subsidiary		Digital Healthcare services
Ownership interest in subsidiary		100.00%	100.00%